Cover	Jan. 03, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2023
Entity File Number	001-40964
Entity Registrant Name	Innovative International Acquisition Corp.
Entity Central Index Key	0001854275
Entity Tax Identification Number	98-1630742
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	24681 La Plaza Ste 300
Entity Address, City or Town	Dana Point
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92629
City Area Code	805
Local Phone Number	907-0597
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	IOACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	IOAC
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one Class A ordinary share for $11.50 per share, included as part of the Units
Title of 12(b) Security	Redeemable Warrants, each exercisable for one Class A ordinary share for $11.50 per share, included as part of the Units
Trading Symbol	IOACW
Security Exchange Name	NASDAQ